VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 3.7%
US Bancorp	1,843,960	$80,415,095
Wells Fargo & Co.	3,678,740	151,895,175
		232,310,270
Capital Goods: 13.3%
3M Co.	1,285,114	154,110,871
Allegion Plc	859,045	90,423,077
Boeing Co. *	993,405	189,233,718
Emerson Electric Co.	1,826,698	175,472,610
Masco Corp.	3,200,254	149,355,854
Rockwell Automation, Inc.	314,305	80,955,539
		839,551,669
Commercial & Professional Services: 4.8%
Equifax, Inc.	833,953	162,087,105
TransUnion	2,524,528	143,266,964
		305,354,069
Consumer Durables & Apparel: 2.4%
Polaris, Inc. †	1,474,505	148,925,005
Diversified Financials: 7.8%
Berkshire Hathaway, Inc. *	261,839	80,882,067
BlackRock, Inc.	123,108	87,238,022
Intercontinental Exchange, Inc.	773,452	79,348,441
MarketAxess Holdings, Inc.	316,574	88,289,323
State Street Corp.	995,346	77,208,989
Tradeweb Markets, Inc.	1,248,218	81,046,795
		494,013,637
Food, Beverage & Tobacco: 1.2%
Kellogg Co.	1,083,712	77,203,643
Health Care Equipment & Services: 7.4%
Medtronic Plc	1,896,605	147,404,140
Veeva Systems, Inc. *	933,086	150,581,419
Zimmer Biomet Holdings, Inc.	1,312,960	167,402,400
		465,387,959
Materials: 4.8%
Ecolab, Inc.	1,031,348	150,123,015
International Flavors & Fragrances, Inc.	1,475,659	154,708,089
		304,831,104
Media & Entertainment: 9.3%
Alphabet, Inc. *	1,613,859	142,390,780
Comcast Corp.	4,554,223	159,261,178
Meta Platforms, Inc. *	1,234,109	148,512,677
Walt Disney Co. *	1,581,678	137,416,185
		587,580,820
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 4.4%
Biogen, Inc. *	643,123	$178,093,621
Gilead Sciences, Inc.	1,176,567	101,008,277
		279,101,898
Retailing: 7.0%
Amazon.com, Inc. *	1,532,057	128,692,788
Etsy, Inc. * †	1,355,169	162,322,143
MercadoLibre, Inc. *	176,444	149,313,970
		440,328,901
Semiconductors & Semiconductor Equipment: 11.5%
Applied Materials, Inc.	855,376	83,296,515
KLA Corp.	226,719	85,479,864
Lam Research Corp.	367,977	154,660,733
Microchip Technology, Inc.	1,171,103	82,269,986
Monolithic Power Systems, Inc.	218,406	77,230,546
NVIDIA Corp.	578,862	84,594,893
Teradyne, Inc.	1,804,812	157,650,328
		725,182,865
Software & Services: 20.9%
Adobe, Inc. *	507,408	170,758,014
Fortinet, Inc. *	3,066,928	149,942,110
Guidewire Software, Inc. *	1,114,353	69,713,924
Microsoft Corp.	643,404	154,301,147
Salesforce.com, Inc. *	1,136,511	150,689,994
ServiceNow, Inc. *	388,508	150,846,001
Tyler Technologies, Inc. *	476,309	153,566,785
Western Union Co.	11,321,829	155,901,585
Workday, Inc. *	981,649	164,259,327
		1,319,978,887
Utilities: 1.3%
Dominion Energy, Inc.	1,384,877	84,920,658
Total Common Stocks (Cost: $6,940,881,907)		6,304,671,385

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $179)
State Street Navigator Securities Lending Government Money Market Portfolio	179	179
Total Investments: 99.8% (Cost: $6,940,882,086)		6,304,671,564
Other assets less liabilities: 0.2%		9,851,836
NET ASSETS: 100.0%		$6,314,523,400

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $24,694,216.
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VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	32.4%	$2,045,161,752
Industrials	18.2	1,144,905,738
Health Care	11.8	744,489,857
Financials	11.5	726,323,907
Consumer Discretionary	9.4	589,253,906
Communication Services	9.3	587,580,820
Materials	4.8	304,831,104
Utilities	1.4	84,920,658
Consumer Staples	1.2	77,203,643
	100.0%	$6,304,671,385
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